Rule 497(e)
                                      Registration Nos. 333-143964 and 811-21944


                      FIRST TRUST EXCHANGE-TRADED FUND II

            FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND
                                  (the "Fund")

                          SUPPLEMENT TO THE PROSPECTUS
                             DATED JANUARY 30, 2015

                            DATED DECEMBER 10, 2015

            Notwithstanding anything to the contrary in the Fund's prospectus, the Fund's index is rebalanced and reconstituted annually in March.




  PLEASE KEEP THIS SUPPLEMENT WITH YOUR FUND'S PROSPECTUS FOR FUTURE REFERENCE